Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	148,438,108	88,400,879
Preferred stock, shares issued	17,494,820	26,560,266
Preferred stock, shares outstanding	17,494,820	26,560,266
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	112,000,000
Commom stock, shares issued	13,896,400	2,963,695
Commom stock, shares outstanding	13,896,400	2,963,695
Convertible Preferred Stock [Member]
Temporary stock, par value	$ 0.0001	$ 0.0001
Temporary stock, shares authorized	1,561,892	0
Temporary stock, shares issued	1,237,717	0
Temporary stock, shares outstanding	1,237,717	0